UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Ju1-03

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          134

Form 13F Information Table Value Total:      $124,829

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      854 6620.930 SH       SOLE                  150.000          6470.930
                                                                58  450.000 SH       DEFINED 0001091923                      450.000
AFLAC Inc.                     COM              001055102     3619 117694.432SH      SOLE                 2200.000        115494.432
                                                               121 3940.000 SH       DEFINED 0001091923                     3940.000
Abbott Laboratories            COM              002824100      396 9050.000 SH       SOLE                                   9050.000
                                                                57 1300.000 SH       DEFINED 0001091923                     1300.000
Amerada Hess Corp.             COM              023551104      938 19070.000SH       SOLE                  890.000         18180.000
                                                                38  780.000 SH       DEFINED 0001091923                      780.000
American Express Co.           COM              025816109     2699 64545.250SH       SOLE                 1645.000         62900.250
                                                                53 1275.000 SH       DEFINED 0001091923                     1275.000
American Intl Grp.             COM              026874107      458 8309.000 SH       SOLE                                   8309.000
                                                                81 1459.000 SH       DEFINED 0001091923                     1459.000
Amgen                          COM              031162100      468 7094.000 SH       SOLE                                   7094.000
                                                                33  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3417 66925.000SH       SOLE                 1460.000         65465.000
                                                               140 2735.000 SH       DEFINED 0001091923                     2735.000
Applied Materials, Inc. Delewa COM              038222105     2229 140740.000SH      SOLE                 4450.000        136290.000
                                                                62 3910.000 SH       DEFINED 0001091923                     3910.000
Auto Data Processing           COM              053015103      459 13550.000SH       SOLE                                  13550.000
                                                                14  400.000 SH       DEFINED 0001091923                      400.000
Avery Dennison Corp.           COM              053611109      457 9105.000 SH       SOLE                                   9105.000
                                                                40  800.000 SH       DEFINED 0001091923                      800.000
BP Amoco ADR                   ADR              055622104      101 2414.000 SH       SOLE                                   2414.000
                                                               111 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     3576 45244.000SH       SOLE                 1100.000         44144.000
                                                              1803 22816.000SH       DEFINED 0001091923                    22816.000
Bear Stearns Cos. Inc.         COM              073902108     2176 30045.256SH       SOLE                 1040.000         29005.256
                                                                29  400.000 SH       DEFINED 0001091923                      400.000
Bellsouth Corp.	               COM              079860102      295 11071.710SH       SOLE                                  11071.710
Block (H. & R.)                COM              093671105     1821 42105.000SH       SOLE                 1225.000         40880.000
                                                                 6  150.000 SH       DEFINED 0001091923                      150.000
Cintas Corp.	               COM              172908105      559 15775.000SH       SOLE                                  15775.000
                                                                32  900.000 SH       DEFINED 0001091923                      900.000
Citigroup, Inc.                COM              172967101     1122 26223.421SH       SOLE                  600.000         25623.421
                                                                 4  100.000 SH       DEFINED 0001091923                      100.000
Coca Cola Company              COM              191216100      297 6400.000 SH       SOLE                                   6400.000
                                                               195 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     3592 61990.874SH       SOLE                 1250.000         60740.874
                                                               133 2300.000 SH       DEFINED 0001091923                     2300.000
Danaher Corp.                  COM              235851102     2537 37285.036SH       SOLE                 1025.000         36260.036
                                                                95 1400.000 SH       DEFINED 0001091923                     1400.000
Disney (Walt) Holding Co.      COM              254687106      140 7085.000 SH       SOLE                                   7085.000
                                                                79 3980.000 SH       DEFINED 0001091923                     3980.000
Emerson Electric Company       COM              291011104      394 7715.000 SH       SOLE                                   7715.000
                                                                10  200.000 SH       DEFINED 0001091923                      200.000
Exxon Mobil Corp.              COM              30231G102      593 16507.743SH       SOLE                                  16507.743
                                                               712 19830.534SH       DEFINED 0001091923                    19830.534
Family Dollar Stores           COM              307000109      397 10395.264SH       SOLE                                  10395.264
                                                                32  850.000 SH       DEFINED 0001091923                      850.000
First Data                     COM              319963104     1154 27850.000SH       SOLE                                  27850.000
                                                                34  832.000 SH       DEFINED 0001091923                      832.000
Franklin Resources, Inc.       COM              354613101     2375 60785.557SH       SOLE                 1390.000         59395.557
                                                                58 1485.000 SH       DEFINED 0001091923                     1485.000
General Electric Co.           COM              369604103     4726 164793.197SH      SOLE                 2650.000        162143.197
                                                               771 26900.000SH       DEFINED 0001091923                    26900.000
Gillette Co. Com.              COM              375766102     2289 71830.000SH       SOLE                 2935.000         68895.000
                                                               156 4900.000 SH       DEFINED 0001091923                     4900.000
GlaxoSmithKline ADR            ADR              37733W105      660 16269.000SH       SOLE                                  16269.000
                                                               125 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       63 6000.000 SH       SOLE                                   6000.000
                                                                67 6354.000 SH       DEFINED 0001091923                     6354.000
Healthnet, Inc.                COM              42222G108      390 11825.000SH       SOLE                  900.000         10925.000
                                                                 5  150.000 SH       DEFINED 0001091923                      150.000
Home Depot                     COM              437076102      311 9377.880 SH       SOLE                                   9377.880
                                                               353 10670.000SH       DEFINED 0001091923                    10670.000
IBM Corp.                      COM              459200101      772 9363.000 SH       SOLE                  375.000          8988.000
                                                               221 2675.000 SH       DEFINED 0001091923                     2675.000
Intel Corp                     COM              458140100     2803 134695.530SH      SOLE                 3945.000        130750.530
                                                               146 7030.000 SH       DEFINED 0001091923                     7030.000
Intuit, Inc.                   COM              461202103     2411 54050.000SH       SOLE                 1190.000         52860.000
                                                               159 3575.000 SH       DEFINED 0001091923                     3575.000
Jefferson Pilot Corp.          COM              475070108     2493 60133.562SH       SOLE                 1935.000         58198.562
                                                                27  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104      229 4435.000 SH       SOLE                                   4435.000
                                                                 5  100.000 SH       DEFINED 0001091923                      100.000
Kraft Foods, Inc.              COM              50075N104     1919 58970.000SH       SOLE                 1560.000         57410.000
                                                                95 2925.000 SH       DEFINED 0001091923                     2925.000
Marriott Intl Inc New CL A     COM              571903202      313 8137.000 SH       SOLE                                   8137.000
McGraw-Hill Inc.               COM              580645109     3876 62515.358SH       SOLE                 1375.000         61140.358
                                                               116 1875.000 SH       DEFINED 0001091923                     1875.000
McKesson HBOC, Inc.            COM              58155Q103     1819 50885.366SH       SOLE                 1690.000         49195.366
                                                                 9  250.000 SH       DEFINED 0001091923                      250.000
Medtronic Inc.                 COM              585055106      288 6013.517 SH       SOLE                                   6013.517
                                                                48 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     3957 65357.635SH       SOLE                 1565.000         63792.635
                                                               180 2975.000 SH       DEFINED 0001091923                     2975.000
Microsoft Corp.                COM              594918104     4345 169454.691SH      SOLE                 3800.000        165654.691
                                                               171 6650.000 SH       DEFINED 0001091923                     6650.000
Nasdaq 100 Shares Unit Ser 1   UNIT             631100104     1552 51805.000SH       SOLE                                  51805.000
                                                                13  450.000 SH       DEFINED 0001091923                      450.000
Office Depot Inc.              COM              676220106     1512 104235.000SH      SOLE                 3750.000        100485.000
                                                                12  800.000 SH       DEFINED 0001091923                      800.000
PepsiCo Inc.                   COM              713448108     2370 53263.000SH       SOLE                 1400.000         51863.000
                                                               479 10775.000SH       DEFINED 0001091923                    10775.000
Pfizer Inc.                    COM              717081103     4476 131063.147SH      SOLE                 3200.000        127863.147
                                                               340 9965.000 SH       DEFINED 0001091923                     9965.000
Pitney-Bowes Inc.              COM              724479100      457 11900.000SH       SOLE                                  11900.000
                                                                69 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1111 12455.000SH       SOLE                                  12455.000
                                                                80  900.000 SH       DEFINED 0001091923                      900.000
SBC Communications             COM              78387g103     1301 50929.616SH       SOLE                 1435.000         49494.616
                                                                69 2685.000 SH       DEFINED 0001091923                     2685.000
Schlumberger Ltd.              COM              806857108     2482 52166.150SH       SOLE                 1255.000         50911.150
                                                                60 1265.000 SH       DEFINED 0001091923                     1265.000
Sigma Aldrich Corp.            COM              826552101     1368 25192.000SH       SOLE                  850.000         24342.000
                                                                49  900.000 SH       DEFINED 0001091923                      900.000
Sony Corp. ADR American SHS Ne ADR              835699307     1258 44930.000SH       SOLE                 2150.000         42780.000
                                                                48 1700.000 SH       DEFINED 0001091923                     1700.000
Southern Company               COM              842587107     3747 120244.223SH      SOLE                 2390.000        117854.223
                                                               369 11840.000SH       DEFINED 0001091923                    11840.000
Stryker Corp.                  COM              863667101     5673 81774.000SH       SOLE                 1360.000         80414.000
                                                               133 1915.000 SH       DEFINED 0001091923                     1915.000
Telefonos De Mexico SA ADR Rep ADR              879403780      565 17995.000SH       SOLE                  450.000         17545.000
                                                                 6  200.000 SH       DEFINED 0001091923                      200.000
Texas Instruments Inc.         COM              882508104      568 32279.235SH       SOLE                  975.000         31304.235
                                                                 2  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1481 50426.703SH       SOLE                 1670.000         48756.703
                                                                26  885.000 SH       DEFINED 0001091923                      885.000
Transocean Sedco Forex, Inc.   COM              G90078109      741 33725.045SH       SOLE                 1350.000         32375.045
                                                                13  610.000 SH       DEFINED 0001091923                      610.000
United Technologies Corp.      COM              913017109     1331 18795.000SH       SOLE                  925.000         17870.000
                                                                55  775.000 SH       DEFINED 0001091923                      775.000
Verizon Communications         COM              92343V104      652 16515.000SH       SOLE                                  16515.000
                                                                72 1830.000 SH       DEFINED 0001091923                     1830.000
Vishay Intertechnology         COM              928298108      902 68330.000SH       SOLE                 2625.000         65705.000
                                                                10  750.000 SH       DEFINED 0001091923                      750.000
Wachovia Corp New              COM              929903102       12  300.000 SH       SOLE                                    300.000
                                                               296 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     6196 115447.248SH      SOLE                 2085.000        113362.248
                                                               174 3245.000 SH       DEFINED 0001091923                     3245.000
Walgreen Company               COM              931422109     1636 54346.292SH       SOLE                 1680.000         52666.292
                                                               165 5495.000 SH       DEFINED 0001091923                     5495.000
Weyerhaeuser Co.               COM              962166104     3308 61250.021SH       SOLE                 1690.000         59560.021
                                                               116 2150.000 SH       DEFINED 0001091923                     2150.000